Cover	Feb. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2025
Entity File Number	0-29185
Entity Registrant Name	QS Energy, Inc.
Entity Central Index Key	0001103795
Entity Tax Identification Number	52-2088326
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	23902 FM 2978
Entity Address, City or Town	Tomball
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77375
City Area Code	(775)
Local Phone Number	300-7647
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false